SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2021 USD ($)
Prepaid Expenses And Other Current Assets
Prepaid expenses & deposits	$ 304,127
Prepaid expenses, other	2,569
Prepaid expenses, production deposit	188,385
Prepaid expenses, rent deposit	15,125
Other current assets	29,386
Prepaid expenses and other current assets	$ 539,592